SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Number of Operating Segments | segment	2	2
Revenues	$ 81,529	¥ 531,980	¥ 583,909	¥ 531,508
Accounts receivable, net	3,214		17,939		¥ 20,972
Unsatisfied performance obligation			165,111	124,250
Deferred revenue	$ 25,088		165,111		163,699
K-12 Schools [Member]
Revenues		291,539	313,747	277,790
Deferred revenue			96,301		126,564
CP&CE Programs
Revenues		¥ 240,441	270,162	¥ 253,718
Deferred revenue			¥ 68,810		¥ 37,135